SHARE BASED COMPENSATION - Summary of share-based compensation by line items (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SHARE BASED COMPENSATION
Total share-based compensation expense	¥ 603	¥ 1,332
Cost of revenues
SHARE BASED COMPENSATION
Total share-based compensation expense	12	9
General and administrative expenses
SHARE BASED COMPENSATION
Total share-based compensation expense	590	1,242
Selling and marketing expenses
SHARE BASED COMPENSATION
Total share-based compensation expense	¥ 1	10
Research and development expenses
SHARE BASED COMPENSATION
Total share-based compensation expense		¥ 71